Financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 $ / $ $ / $	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 $ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 $ / $
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to risk holding Canadian denominated cash and cash equivalents, percentage (up to)		100.00%
Exposure to risk holding Canadian dollar net expenditures, percentage (up to)		50.00%
Average price of hedging instrument (CDN per USD) | $ / $	1.30	1.30	1.30	1.30
January 1, 2018 Opening rate									1.254	0.798
December 31, 2018 Closing rate	1.363	1.363	1.363	1.363				0.734
Fiscal 2018 Average rate	1.296			0.772
Increase in the corresponding risk variable on income			$ 2,633,000
Reasonably possible change in risk variable, percent					10.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent					0.25%
Decrease in the corresponding risk variable on investment income						$ 481,000
Cash and cash equivalents | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic							$ 18,490
Foreign exchange contracts | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic							$ 17,400
Forward platinum contract | Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets						$ 0